Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
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Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes

The domestic and foreign source component of profit / (loss) before income taxes is as follows:

	Year ended March 31,
	2018	2017	2016
Domestic	$(4,439)	$(5,342)	$(4,121)
Foreign	106,306	60,635	85,181

Profit before income taxes	$101,867	$55,293	$81,060

Provision for Income Taxes

The Company’s provision for income taxes consists of the following:

	Year ended March 31,
	2018	2017	2016
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	24,494	25,785	19,615

	24,494	25,785	19,615

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(9,063)	(8,255)	1,565

	(9,063)	(8,255)	1,565

Provision for income taxes	$15,431	$17,530	$21,180

Income Taxes Recognized Directly in Equity

Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2018	2017	2016
Current taxes:
Excess tax deductions related to share-based payments	(685)	(270)	(229)

	$(685)	$(270)	$(229)

Deferred taxes:
Excess tax deductions related to share-based payments	(1,135)	715	(688)

	$(1,135)	$715	$(688)

Total income tax recognized directly in equity	$(1,820)	$445	$(917)

Income Taxes Recognized in Other Comprehensive Income

Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2018	2017	2016
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	(9,409)	6,921	(4,259)

Total income tax recognized directly in other comprehensive income	$(9,409)	$6,921	$(4,259)

Reconciliation of Estimated Income Tax to Provision for Income Taxes

The reconciliation of estimated income tax to provision for income taxes:

	Year ended March 31,
	2018	2017	2016
Profit before income taxes	$101,867	$55,293	$81,060
Income tax expense at tax rates applicable to individual entities	32,702	21,765	28,067
Effect of:
Items not deductible for tax	221	455	771
Exempt income	(11,250)	(7,706)	(6,845)
Non tax deductible goodwill impairment	—	4,335	—
(Gain)/Loss in respect of which deferred tax (liability)/asset not recognized due to uncertainty and ineligibility to carry forward	324	(105)	259
Recognition of unutilized tax benefits / Unrecognized losses utilized	—	(1,220)	(294)
Temporary difference that will reverse during tax holiday period	22	1,580	30
Change in tax rate and law	(5,685)	78	(152)
Provision for uncertain tax position	—	(1,499)	2
State taxes	317	14	12
Due to acquisitions and merger	(1,686)	—	—
One time tax on undistributed earnings	266	—	—
Others, net	200	(167)	(670)

Provision for income taxes	$15,431	$17,530	$21,180

Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses

Deferred taxes for the year ended March 31, 2017 arising from temporary differences and unused tax losses can be summarized below:

	Opening balance	Additions due to acquisition during the year	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$5,512	$(873)	$932	$—	$—	$77	$5,648
Net operating loss carry forward	3,684	—	2,026	—	—	12	5,722
Accruals deductible on actual payment	5,352	70	(1)	—	—	220	5,641
Share-based compensation expense	11,008	—	1,781	(715)	—	190	12,264
Minimum alternate tax	68	—	96	—	—	3	167
Others	362	—	679	—	—	(66)	975

Total deferred tax assets	$25,986	$(803)	$5,513	$(715)	$—	$436	$30,417

Deferred tax liabilities:
Intangibles	(712)	24,577	(2,769)	—	—	27	21,123
Unrealized gain/(loss) on cash flow hedging and investments	4,857	—	27	—	6,921	489	12,294
Others	1,108	—	—	—	—	5	1,113

Total deferred tax liabilities	$5,253	$24,577	$(2,742)	$—	$6,921	$521	$34,530

Net deferred tax assets/(liabilities)	$20,733	$(25,380)	$8,255	$(715)	$(6,921)	$(85)	$(4,113)

Deferred taxes for the year ended March 31, 2016 arising from temporary differences and unused tax losses can be summarized below:

	Opening balance	Additions due to acquisition during the year	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$6,538	$—	$(724)	$—	$—	$(302)	$5,512
Net operating loss carry forward	4,304	—	(448)	—	—	(172)	3,684
Accruals deductible on actual payment	4,201	—	1,443	—	—	(292)	5,352
Share-based compensation expense	6,110	—	4,480	688	—	(270)	11,008
Minimum alternate tax	8,327	—	(7,941)	—	—	(318)	68
Others	1,444	—	(1,179)	—	—	97	362

Total deferred tax assets	$30,924	$—	$(4,369)	$688	$—	$(1,257)	$25,986

Deferred tax liabilities:
Intangibles	2,045	837	(3,477)	—	—	(118)	(712)
Unrealized gain/(loss) on cash flow hedging and investments	9,821	—	(436)	—	(4,259)	(269)	4,857
Others	—	—	1,108	—	—	—	1,108

Total deferred tax liabilities	$11,866	$837	$(2,804)	$—	$(4,259)	$(387)	$5,253

Net deferred tax assets/(liabilities)	$19,058	$(837)	$(1,565)	$688	$4,259	$(870)	$20,733

Deferred Tax Presented in Statement of Financial Position

Deferred tax presented in the statement of financial position is as follows:

	As at
	March 31, 2018	March 31, 2017
Deferred tax assets	27,395	16,687
Deferred tax liabilities	(11,812)	(20,800)

Net deferred tax assets	$15,583	$(4,113)